Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax - Tax Expense Attributable To Earnings Details 6
Income before income taxes	$ (463)	$ 4	$ 3,395
Income tax benefit/ (expense) on pretax income at statutory rate	55	(1)	(560)
Effect of different tax rates of subsidiary operating in other jurisdictions	8	128	(52)
Profit not subject to income tax	9	61	472
Expenses not deductible for income tax purposes	(163)	(167)	(686)
(Decrease) / increase in valuation allowance	(404)	337	(189)
Under provision of prior year	0	0	5
Utilization of tax losses/(tax losses recognized)	495	(358)	410
Total income tax expense	$ 0	$ 0	$ (600)